Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000263160
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral ETF
Trading Symbol	MKTN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral ETF (the "Fund") for the period of September 25, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Market Neutral ETF	$52Footnote Reference*	1.91%
Footnote	Description
Footnote*	Based on operations for the period from September 25, 2025 to December 31, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 52 [1]
Expense Ratio, Percent	1.91%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from September 25, 2025 to December 31, 2025. Expenses for the full year would be higher.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3-Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  Strong stock selection among companies with flat or worsening earnings to price ratios and neutral to high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Consumer Staples, Financials and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included a long position in Fiserv, Inc., and short positions in Strategy, Inc. and Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction, and flat or improving earnings to price ratios detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Energy and Industrials detracted from performance.

  Top individual Fund holdings that detracted from performance were long positions in Advance Auto Parts, Inc. and Robolox Corporation, and a short position in MongoDB, Inc.

AssetsNet	$ 26,682,878
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 22,614
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$26,682,878 Number of Investments397 Portfolio Turnover59% Total Advisory Fees Paid$22,614
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(79.8%)
Common Stocks	85.7%
Cash Equivalents	94.2%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.5%
Real Estate	3.5%
Communication Services	3.6%
Consumer Staples	3.9%
Energy	4.4%
Materials	4.6%
Industrials	11.2%
Consumer Discretionary	15.3%
Financials	15.9%
Health Care	17.9%
Information Technology	18.2%

Material Fund Change [Text Block]

[1]	Based on operations for the period from September 25, 2025 to December 31, 2025. Expenses for the full year would be higher.